Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Number of Shares Issued and Outstanding and Carrying Amount of Preferred Stock

The number of shares issued and outstanding and the carrying amount of each outstanding series of the Company’s preferred stock was as follows:

	2014				2013
At December 31, (Dollars in Millions)	Shares Issued and Outstanding	Liquidation Preference	Discount	Carrying Amount	Shares Issued and Outstanding	Liquidation Preference	Discount	Carrying Amount
Series A	12,510	$1,251	$145	$1,106	12,510	$1,251	$145	$1,106
Series B	40,000	1,000	–	1,000	40,000	1,000	–	1,000
Series F	44,000	1,100	12	1,088	44,000	1,100	12	1,088
Series G	43,400	1,085	10	1,075	43,400	1,085	10	1,075
Series H	20,000	500	13	487	20,000	500	13	487

Total preferred stock(a)	159,910	$4,936	$180	$4,756	159,910	$4,936	$180	$4,756
(a)	The par value of all shares issued and outstanding at December 31, 2014 and 2013, was $1.00 per share.

Common Stock Repurchased	The following table summarizes the Company’s common stock repurchased in each of the last three years:

(Dollars and Shares in Millions)	Shares	Value
2014	54	$2,262
2013	65	2,336
2012	59	1,878

Reconciliation of Transactions Affecting Accumulated Other Comprehensive Income (Loss) Included in Shareholders' Equity

Shareholders’ equity is affected by transactions and valuations of asset and liability positions that require adjustments to accumulated other comprehensive income (loss). The reconciliation of the transactions affecting accumulated other comprehensive income (loss) included in shareholders’ equity for the years ended December 31, is as follows:

(Dollars in Millions)	Unrealized Gains (Losses) on Securities Available-For-Sale	Unrealized Gains (Losses) on Securities Transferred From Available-For-Sale to Held-To-Maturity	Unrealized Gains (Losses) on Derivative Hedges	Unrealized Gains (Losses) on Retirement Plans	Foreign Currency Translation	Total
2014
Balance at beginning of period	$(77)	$70	$(261)	$(743)	$(60)	$(1,071)
Changes in unrealized gains and losses	764	–	(41)	(733)	–	(10)
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	1	–	–	–	–	1
Foreign currency translation adjustment	–	–	–	–	(4)	(4)
Reclassification to earnings of realized gains and losses	(3)	(30)	186	144	–	297
Applicable income taxes	(293)	12	(56)	226	2	(109)

Balance at end of period	$392	$52	$(172)	$(1,106)	$(62)	$(896)

2013
Balance at beginning of period	$679	$107	$(404)	$(1,265)	$(40)	$(923)
Changes in unrealized gains and losses	(1,223)	–	37	590	–	(596)
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	8	–	–	–	–	8
Foreign currency translation adjustment	–	–	–	–	(34)	(34)
Reclassification to earnings of realized gains and losses	(9)	(59)	192	249	–	373
Applicable income taxes	468	22	(86)	(317)	14	101

Balance at end of period	$(77)	$70	$(261)	$(743)	$(60)	$(1,071)

2012
Balance at beginning of period	$360	$–	$(489)	$(1,022)	$(49)	$(1,200)
Changes in unrealized gains and losses	715	–	(74)	(543)	–	98
Other-than-temporary impairment not recognized in earnings on available-for-sale securities securities available-for-sale	12	–	–	–	–	12
Transfer of securities from available-for-sale to held-to-maturity	(224)	224	–	–	–	–
Foreign currency translation adjustment	–	–	–	–	14	14
Reclassification to earnings of realized gains and losses	15	(51)	211	150	–	325
Applicable income taxes	(199)	(66)	(52)	150	(5)	(172)

Balance at end of period	$679	$107	$(404)	$(1,265)	$(40)	$(923)

Impact to Net Income for Items Reclassified out of Accumulated Other Comprehensive Income and into Earnings

Additional detail about the impact to net income for items reclassified out of accumulated other comprehensive income (loss) and into earnings for the years ended December 31, is as follows:

	Impact to Net Income		Affected Line Item in the Consolidated Statement of Income
(Dollars in Millions)	2014	2013
Unrealized gains (losses) on securities available-for-sale
Realized gains (losses) on sale of securities	$11	$23	Total securities gains (losses), net

Other-than-temporary impairment recognized in earnings	(8)	(14)
	3	9	Total before tax
	(1)	(4)	Applicable income taxes

	2	5	Net-of-tax
Unrealized gains (losses) on securities transferred from available-for-sale to held-to-maturity
Amortization of unrealized gains	30	59	Interest income
	(12)	(22)	Applicable income taxes

	18	37	Net-of-tax
Unrealized gains (losses) on derivative hedges
Realized gains (losses) on derivative hedges	(186)	(192)	Net interest income
	71	74	Applicable income taxes

	(115)	(118)	Net-of-tax
Unrealized gains (losses) on retirement plans
Actuarial gains (losses), prior service cost (credit) and transition obligation (asset) amortization	(144)	(249)	Employee benefits expense
	56	96	Applicable income taxes

	(88)	(153)	Net-of-tax
Total impact to net income	$(183)	$(229)

Components of Company's Regulatory Capital

The following table provides the components of the Company’s regulatory capital at December 31:

(Dollars in Millions)	2014	2013
Basel III transitional standardized approach/Basel I:
Common shareholders’ equity	$38,723	$36,357
Less intangible assets
Goodwill (net of deferred tax liability)	(8,403)	(8,343)
Other disallowed intangible assets	(165)	(708)
Other(a)	701	636

Total common equity tier 1 capital	30,856
Qualifying preferred stock	4,756	4,756
Noncontrolling interests eligible for tier 1 capital	408	688

Total tier 1 capital	36,020	33,386
Eligible portion of allowance for credit losses	3,957	3,734
Subordinated debt and noncontrolling interests eligible for tier 2 capital	3,215	2,299
Other	16	(79)

Total tier 2 capital	7,188	5,954

Total risk-based capital	$43,208	$39,340

Risk-weighted assets	$317,398	$297,919
Basel III transitional advanced approaches:
Common shareholders’ equity	$38,723
Less intangible assets
Goodwill (net of deferred tax liability)	(8,403)
Other disallowed intangible assets	(165)
Other(a)	701

Total common equity tier 1 capital	30,856
Qualifying preferred stock	4,756
Noncontrolling interests eligible for tier 1 capital	408

Total tier 1 capital	36,020
Eligible portion of allowance for credit losses	1,224
Subordinated debt and noncontrolling interests eligible for tier 2 capital	3,215
Other	16

Total tier 2 capital	4,455

Total risk-based capital	$40,475

Risk-weighted assets	$248,596
Note:	December 31, 2014 amounts calculated under the Basel III transitional standardized and advanced approaches, with the Company being evaluated for capital adequacy against the approach that is most restrictive. December 31, 2013 amounts calculated under Basel I.

(a)	Includes the impact of items included in other comprehensive income (loss), such as unrealized gains (losses) on available-for-sale securities, accumulated net gains on cash flow hedges, pension liability adjustments, etc.

Regulatory Capital Ratios
TABLE 22 REGULATORY CAPITAL RATIOS

	U.S. Bancorp		U.S. Bank National Association
At December 31 (Dollars in Millions)	2014	2013	2014	2013
Basel III transitional standardized approach/Basel I:
Common equity tier 1 capital(a)	$30,856		$32,381
Tier 1 capital	36,020	$33,386	32,789	$30,167
Total risk-based capital	43,208	39,340	40,008	36,392
Risk-weighted assets	317,398	297,919	313,261	293,335

Common equity tier 1 capital as a percent of risk-weighted assets(a)	9.7%		10.3%
Tier 1 capital as a percent of risk-weighted assets	11.3	11.2%	10.5	10.3%
Total risk-based capital as a percent of risk-weighted assets	13.6	13.2	12.8	12.4
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio)	9.3	9.6	8.6	8.8

Basel III transitional advanced approaches:
Common equity tier 1 capital(a)	$30,856		$32,381
Tier 1 capital	36,020		32,789
Total risk-based capital	40,475		37,299
Risk-weighted assets	248,596		245,007

Common equity tier 1 capital as a percent of risk-weighted assets(a)	12.4%		13.2%
Tier 1 capital as a percent of risk-weighted assets	14.5		13.4
Total risk-based capital as a percent of risk-weighted assets	16.3		15.2

BANK REGULATORY CAPITAL REQUIREMENTS

	Minimum	Well- Capitalized
2014
Common equity tier 1 capital as a percent of risk-weighted assets	4.0%	*
Tier 1 capital as a percent of risk-weighted assets	5.5	6.0%
Total risk-based capital as a percent of risk-weighted assets	8.0	10.0
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio)	4.0	5.0
2013
Tier 1 capital as a percent of risk-weighted assets	4.0%	6.0%
Total risk-based capital as a percent of risk-weighted assets	8.0	10.0
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio)	4.0	5.0
*	Not applicable.
Note:	December 31, 2014 amounts calculated under the Basel III transitional standardized and advanced approaches, with the Company being evaluated for capital adequacy against the approach that is most restrictive. December 31, 2013 amounts calculated under Basel I.
(a)	Beginning January 1, 2014, the regulatory capital requirements effective for the Company include a common equity tier 1 capital as a percent of risk-weighted assets ratio.